Reserves (Parenthetical) (Details) - GBP (£) £ in Millions			12 Months Ended
		Jan. 01, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Own credit reserves			£ (5,383)	£ (6,051)	£ (1,898)
Gain (loss) on own credit booked in the reserve			0	35	(430)
Barclays Bank PLC [member]
Disclosure of reserves within equity [line items]
Own credit reserves			(3,808)	(4,295)	(933)
Effects of changes in accounting policies			0
Gain (loss) on own credit booked in the reserve			0	35	£ (430)
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Effects of changes in accounting policies	[1],[2]	£ 175
Gain (loss) on own credit booked in the reserve			4
Own credit reserve [member] | Barclays Bank PLC [member]
Disclosure of reserves within equity [line items]
Effects of changes in accounting policies			175
Own credit provisions of IFRS 9 [Member] | Own credit reserve [member]
Disclosure of reserves within equity [line items]
Effects of changes in accounting policies		175
Gain (loss) on own credit booked in the reserve		£ 4
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Own credit reserves	[3]		179	0
Own credit reserve [member] | Barclays Bank PLC [member]
Disclosure of reserves within equity [line items]
Own credit reserves	[4]		179	£ 0
Own credit reserve [member] | Own credit provisions of IFRS 9 [Member] | Barclays Bank PLC [member]
Disclosure of reserves within equity [line items]
Effects of changes in accounting policies			175
Gain (loss) on own credit booked in the reserve			£ 4

[1]

As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit which was previously recorded in the income statement is now recognised within other comprehensive income. The cumulative unrealised own credit net loss of £ 175 m has there fore been reclassified from retained earnings to a separate own credit reserve, within other reserves. During 2017 a £ 4 m loss (net of tax) on own credit has been booked in the reserve.

[2]	For further details refer to Note 32 .
[3]

As at 31 December 2017, the amount of own credit recognised in the Group’s other comprehensive income was a debit balance of £ 179 m. Upon adoption of IFRS 9, an opening debit balance of £ 175 m was recognized, with a further £ 4 m loss (net of tax) recorded during 2017 .

[4]

As at 31 December 2017, the amount of own credit recognized in the Group’s other comprehensive income was a debit balance of £ 179 m . Upon adoption of IFRS 9, an opening debit balance of £ 175 m was recognized, with a further £ 4 m loss (net of tax) recorded during 2017.